SCHEDULE OF MATURITY LEASE LIABILITIES (Details) - HKD ($)	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 656,794	$ 779,854	$ 398,431	$ 147,327
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	534,235	178,001	144,074
Later than one month and not later than three months [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	122,559	479,294	254,357
Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities		$ 122,559